INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS	The sources of the differences follow:
	December 31,
	2021	2020
Loss carryforwards	$5,381,301	$5,057,697
Valuation	(5,381,301)	(5,057,697)
Net deferred tax assets	$-	$-

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)
	For the years ended
	December 31,
	2021	2020
Expected income tax (benefit) at 21%	$1,736,479	$(2,463,246)
Non-deductible (non-taxable) loss (gain) from derivative liability	(2,060,082)	2,184,395
Change in valuation allowance	323,603	278,851
Provision for income taxes	$-	$-